Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Changes in the Allowance for Doubtful Accounts and the Amounts Charged to Bad Debt Expense

Changes in the allowance for doubtful accounts and the amounts charged to bad debt expense for the years ended December 31, were as follows (in thousands):

	Allowance Balance at Beginning of Period	Charged to Costs and Expenses	Write-offs	Allowance Balance at End of Period
2014	$211	$237	$(117)	$331
2013	$142	$115	$(46)	$211
2012	$149	$120	$(127)	$142

Estimated Useful Lives of Property and Equipment

Years
Furniture and fixtures	5-10
Equipment	3-5